MONY Variable Account A

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of MONY Variable Account A and the Board of Directors of
MONY Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise MONY Variable Account A (the Separate Account) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more MONY Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 17, 2025

Appendix A

The subaccounts that comprise MONY Variable Account A were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
1290 VT Equity Income Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
1290 VT Equity Income Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
1290 VT GAMCO Small Company Value Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
1290 VT Socially Responsible Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
1290 VT Socially Responsible Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/AB Small Cap Growth Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/AB Small Cap Growth Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Aggressive Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

EQ/All Asset Growth Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Capital Group Research Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Capital Group Research Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Conservative Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Conservative-Plus Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Core Bond Index Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Core Bond Index Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Core Plus Bond Portfolio, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Global Equity Managed Volatility Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Global Equity Managed Volatility Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024

EQ/Intermediate Government Bond Portfolio, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Janus Enterprise Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Janus Enterprise Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/JPMorgan Growth Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Large Cap Value Index Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Large Cap Value Index Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Large Cap Value Managed Volatility Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Loomis Sayles Growth Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/MFS International Growth Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

EQ/Mid Cap Index Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Mid Cap Index Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Moderate Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Moderate-Plus Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Money Market Portfolio, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Quality Bond PLUS Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Small Company Index Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)

EQ/Small Company Index Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Value Equity Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Income VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Diversified Dividend Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Core Equity Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Health Care Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Technology Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Balanced Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Enterprise Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Janus Henderson Forty Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Forty Fund, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Global Research Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Fund, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Utilities Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ProFund VP Bear	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ProFund VP Rising Rates Opportunity	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ProFund VP UltraBull	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB

ASSETS:
Investments at fair value (1)	$515,236	$112,378	$11,520,314	$543,378	$2,481,602	$253,339	$192,642
Receivable from the fund manager	21	5	3,926	20	348	689	7
Receivable from the Company	-	1	-	-	-	-	-
Total assets	515,257	112,384	11,524,240	543,398	2,481,950	254,028	192,649

LIABILITIES:
Payable to the Contracts	21	5	3,926	20	348	689	7
Payable to the Company	19	-	18	18	-	-	5
Total liabilities	40	5	3,944	38	348	689	12

NET ASSETS	$515,217	$112,379	$11,520,296	$543,360	$2,481,602	$253,339	$192,637

ANALYSIS OF NET ASSETS
Accumulation period	$515,217	$112,379	$11,520,296	$543,360	$2,481,602	$253,339	$192,637
Annuity period	-	-	-	-	-	-	-
Total net assets	$515,217	$112,379	$11,520,296	$543,360	$2,481,602	$253,339	$192,637

Fair value per share (NAV)	$4.81	$12.41	$72.22	$22.75	$79.76	$14.95	$10.41
Shares outstanding in the Separate Account	107,019	9,056	159,519	23,883	31,113	16,951	18,501

(1) Investments in mutual fund shares, at cost	$541,502	$112,092	$7,775,193	$538,501	$1,427,295	$269,441	$201,498

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative- Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB

ASSETS:
Investments at fair value (1)	$7,083,613	$3,033,759	$42,672	$431,828	$1,230,546	$140,696	$354,989
Receivable from the fund manager	1,122	111	2	15	267	33	14
Receivable from the Company	-	-	-	-	-	-	-
Total assets	7,084,735	3,033,870	42,674	431,843	1,230,813	140,729	355,003

LIABILITIES:
Payable to the Contracts	1,122	111	2	15	267	33	14
Payable to the Company	26	41	1	7	10	3	9
Total liabilities	1,148	152	3	22	277	36	23

NET ASSETS	$7,083,587	$3,033,718	$42,671	$431,821	$1,230,536	$140,693	$354,980

ANALYSIS OF NET ASSETS
Accumulation period	$7,083,587	$3,033,718	$42,671	$431,821	$1,230,536	$140,693	$354,980
Annuity period	-	-	-	-	-	-	-
Total net assets	$7,083,587	$3,033,718	$42,671	$431,821	$1,230,536	$140,693	$354,980

Fair value per share (NAV)	$18.77	$33.93	$8.14	$8.21	$9.21	$3.30	$16.06
Shares outstanding in the Separate Account	377,449	89,410	5,243	52,585	133,566	42,605	22,103

(1) Investments in mutual fund shares, at cost	$7,426,410	$2,339,447	$49,007	$487,698	$1,318,819	$161,484	$309,779

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	EQ/Loomis Sayles Growth Portfolio, Class IB

ASSETS:
Investments at fair value (1)	$253,818	$768,155	$6,592,076	$1,150,714	$1,344,475	$220,468	$6,157,760
Receivable from the fund manager	176	690	734	155	1,355	664	1,910
Receivable from the Company	-	-	2	-	-	-	-
Total assets	253,994	768,845	6,592,812	1,150,869	1,345,830	221,132	6,159,670

LIABILITIES:
Payable to the Contracts	176	690	734	155	1,355	664	1,910
Payable to the Company	2	24	-	39	45	10	79
Total liabilities	178	714	734	194	1,400	674	1,989

NET ASSETS	$253,816	$768,131	$6,592,078	$1,150,675	$1,344,430	$220,458	$6,157,681

ANALYSIS OF NET ASSETS
Accumulation period	$253,816	$768,131	$6,592,078	$1,150,675	$1,344,430	$220,458	$6,157,681
Annuity period	-	-	-	-	-	-	-
Total net assets	$253,816	$768,131	$6,592,078	$1,150,675	$1,344,430	$220,458	$6,157,681

Fair value per share (NAV)	$9.49	$21.12	$71.52	$33.72	$10.56	$18.14	$11.56
Shares outstanding in the Separate Account	26,749	36,372	92,166	34,129	127,270	12,156	532,771

(1) Investments in mutual fund shares, at cost	$265,982	$668,078	$3,518,594	$999,484	$1,013,432	$185,889	$4,495,190

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate- Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB

ASSETS:
Investments at fair value (1)	$1,417,159	$579,946	$1,488,203	$597,757	$470,911	$1,829,736	$962,703
Receivable from the fund manager	51	227	722	22	17	266	70
Receivable from the Company	-	-	-	-	-	3	-
Total assets	1,417,210	580,173	1,488,925	597,779	470,928	1,830,005	962,773

LIABILITIES:
Payable to the Contracts	51	227	722	22	17	266	70
Payable to the Company	36	22	53	12	11	-	62
Total liabilities	87	249	775	34	28	266	132

NET ASSETS	$1,417,123	$579,924	$1,488,150	$597,745	$470,900	$1,829,739	$962,641

ANALYSIS OF NET ASSETS
Accumulation period	$1,417,123	$579,924	$1,488,150	$597,745	$470,900	$1,829,739	$962,641
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,417,123	$579,924	$1,488,150	$597,745	$470,900	$1,829,739	$962,641

Fair value per share (NAV)	$7.43	$16.03	$15.80	$11.92	$9.53	$1.00	$8.72
Shares outstanding in the Separate Account	190,815	36,189	94,164	50,133	49,416	1,828,364	110,395

(1) Investments in mutual fund shares, at cost	$1,374,918	$439,244	$1,239,137	$668,971	$511,657	$1,829,820	$1,274,977

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IB	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$170,879	$233,906	$327,485	$686,562	$2,617,290	$947,043	$683,910
Receivable from the fund manager	71	8	12	1,025	150	34	27
Receivable from the Company	-	-	-	-	-	-	-
Total assets	170,950	233,914	327,497	687,587	2,617,440	947,077	683,937

LIABILITIES:
Payable to the Contracts	71	8	12	1,025	150	34	27
Payable to the Company	-	2	12	7	-	17	26
Total liabilities	71	10	24	1,032	150	51	53

NET ASSETS	$170,879	$233,904	$327,473	$686,555	$2,617,290	$947,026	$683,884

ANALYSIS OF NET ASSETS
Accumulation period	$170,879	$233,904	$327,473	$686,555	$2,617,290	$947,026	$683,884
Annuity period	-	-	-	-	-	-	-
Total net assets	$170,879	$233,904	$327,473	$686,555	$2,617,290	$947,026	$683,884

Fair value per share (NAV)	$9.85	$7.58	$11.46	$22.54	$57.48	$14.36	$28.08
Shares outstanding in the Separate Account	17,350	30,846	28,583	30,461	45,534	65,950	24,356

(1) Investments in mutual fund shares, at cost	$172,790	$270,969	$324,513	$596,833	$1,581,337	$944,667	$580,065

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I

ASSETS:
Investments at fair value (1)	$272,878	$87,949	$1,158,194	$512,411	$619,734	$682,438	$1,492,267
Receivable from the fund manager	10	3	1,455	20	24	25	485
Receivable from the Company	-	4	-	-	-	-	-
Total assets	272,888	87,956	1,159,649	512,431	619,758	682,463	1,492,752

LIABILITIES:
Payable to the Contracts	10	3	1,455	20	24	25	485
Payable to the Company	7	-	46	10	26	16	47
Total liabilities	17	3	1,501	30	50	41	532

NET ASSETS	$272,871	$87,953	$1,158,148	$512,401	$619,708	$682,422	$1,492,220

ANALYSIS OF NET ASSETS
Accumulation period	$272,871	$87,953	$1,158,148	$512,401	$619,708	$682,422	$1,492,220
Annuity period	-	-	-	-	-	-	-
Total net assets	$272,871	$87,953	$1,158,148	$512,401	$619,708	$682,422	$1,492,220

Fair value per share (NAV)	$25.88	$11.07	$38.66	$26.99	$23.80	$51.22	$84.18
Shares outstanding in the Separate Account	10,544	7,945	29,958	18,985	26,039	13,324	17,727

(1) Investments in mutual fund shares, at cost	$222,677	$69,187	$1,002,505	$440,376	$476,730	$422,646	$1,039,780

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	ProFund VP Bear

ASSETS:
Investments at fair value (1)	$1,672,742	$463,006	$810,821	$319,649	$228,821	$45,653	$8,631
Receivable from the fund manager	782	18	334	180	10	38	-
Receivable from the Company	-	-	-	-	-	4	-
Total assets	1,673,524	463,024	811,155	319,829	228,831	45,695	8,631

LIABILITIES:
Payable to the Contracts	782	18	334	180	10	38	-
Payable to the Company	-	21	20	2	10	-	-
Total liabilities	782	39	354	182	20	38	-

NET ASSETS	$1,672,742	$462,985	$810,801	$319,647	$228,811	$45,657	$8,631

ANALYSIS OF NET ASSETS
Accumulation period	$1,672,742	$462,985	$810,801	$319,647	$228,811	$45,657	$8,631
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,672,742	$462,985	$810,801	$319,647	$228,811	$45,657	$8,631

Fair value per share (NAV)	$57.38	$51.06	$72.60	$41.77	$34.22	$9.24	$11.00
Shares outstanding in the Separate Account	29,152	9,068	11,168	7,653	6,687	4,941	785

(1) Investments in mutual fund shares, at cost	$1,109,065	$341,752	$448,473	$296,290	$196,055	$61,103	$46,467

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP UltraBull

ASSETS:
Investments at fair value (1)	$6,928	$766,591
Receivable from the fund manager	-	868
Receivable from the Company	-	-
Total assets	6,928	767,459

LIABILITIES:
Payable to the Contracts	-	868
Payable to the Company	2	51
Total liabilities	2	919

NET ASSETS	$6,926	$766,540

ANALYSIS OF NET ASSETS
Accumulation period	$6,926	$766,540
Annuity period	-	-
Total net assets	$6,926	$766,540

Fair value per share (NAV)	$28.97	$42.35
Shares outstanding in the Separate Account	239	18,101

(1) Investments in mutual fund shares, at cost	$12,783	$606,530

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares

INVESTMENT INCOME:
Dividend income	$-	$10,509	$2,037	$68,170	$-	$2,372	$28,614

EXPENSES:
Mortality and expense risk	50	8,354	1,482	160,000	3,182	3,894	33,629

NET INVESTMENT INCOME (LOSS)	(50)	2,155	555	(91,830)	(3,182)	(1,522)	(5,015)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(217)	5,884	73	889,101	265,775	990	148,138
Capital gain distributions	-	41,468	4,828	857,310	-	24,498	155,682

Net realized gain (loss) on investments	(217)	47,352	4,901	1,746,411	265,775	25,488	303,820

Change in net unrealized appreciation (depreciation) on investments	668	(792)	2,586	(431,421)	(197,162)	3,476	205,467

Net realized and unrealized gain (loss) on investments	451	46,560	7,487	1,314,990	68,613	28,964	509,287

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$401	$48,715	$8,042	$1,223,160	$65,431	$27,442	$504,272

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/AB Small Cap Growth Portfolio, Class IA	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB

INVESTMENT INCOME:
Dividend income	$-	$715	$4,077	$163,651	$-	$47,006	$1,303

EXPENSES:
Mortality and expense risk	1,561	1,862	2,164	95,566	18,627	21,201	988

NET INVESTMENT INCOME (LOSS)	(1,561)	(1,147)	1,913	68,085	(18,627)	25,805	315

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,663)	(14)	(197)	(61,073)	32,563	122,370	(5,246)
Capital gain distributions	-	23,959	9,341	193,610	-	342,582	798

Net realized gain (loss) on investments	(1,663)	23,945	9,144	132,537	32,563	464,952	(4,448)

Change in net unrealized appreciation (depreciation) on investments	24,457	(16,102)	7,299	506,537	(472,165)	694,311	7,752

Net realized and unrealized gain (loss) on investments	22,794	7,843	16,443	639,074	(439,602)	1,159,263	3,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,233	$6,696	$18,356	$707,159	$(458,229)	$1,185,068	$3,619

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Conservative- Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IA	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	EQ/Intermediate Government Bond Portfolio, Class IA

INVESTMENT INCOME:
Dividend income	$11,756	$-	$30,564	$7,261	$-	$4,518	$6,366

EXPENSES:
Mortality and expense risk	5,376	8,868	8,978	1,802	2,455	2,753	4,338

NET INVESTMENT INCOME (LOSS)	6,380	(8,868)	21,586	5,459	(2,455)	1,765	2,028

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,053)	(18,235)	(3,421)	(692)	3,679	9,254	(9,374)
Capital gain distributions	17,036	-	-	-	-	38,274	-

Net realized gain (loss) on investments	15,983	(18,235)	(3,421)	(692)	3,679	47,528	(9,374)

Change in net unrealized appreciation (depreciation) on investments	1,010	109,551	(88,273)	(7,522)	(55,362)	45,210	9,437

Net realized and unrealized gain (loss) on investments	16,993	91,316	(91,694)	(8,214)	(51,683)	92,738	63

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,373	$82,448	$(70,108)	$(2,755)	$(54,138)	$94,503	$2,091

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Janus Enterprise Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IA

INVESTMENT INCOME:
Dividend income	$-	$101	$-	$3,698	$-	$19,606	$-

EXPENSES:
Mortality and expense risk	5,755	5,984	85,808	14,751	9,243	10,659	2,126

NET INVESTMENT INCOME (LOSS)	(5,755)	(5,883)	(85,808)	(11,053)	(9,243)	8,947	(2,126)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,514	32,817	679,007	20,633	27,528	46,041	502
Capital gain distributions	-	59,388	329,109	134,937	-	69,804	-

Net realized gain (loss) on investments	4,514	92,205	1,008,116	155,570	27,528	115,845	502

Change in net unrealized appreciation (depreciation) on investments	(82,438)	100,077	907,270	126,015	(313,233)	331,043	(63,180)

Net realized and unrealized gain (loss) on investments	(77,924)	192,282	1,915,386	281,585	(285,705)	446,888	(62,678)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(83,679)	$186,399	$1,829,578	$270,532	$(294,948)	$455,835	$(64,804)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB

INVESTMENT INCOME:
Dividend income	$3,424	$-	$10,927	$-	$5,018	$-	$20,589

EXPENSES:
Mortality and expense risk	1,654	79,988	20,788	4,345	4,572	10,421	11,490

NET INVESTMENT INCOME (LOSS)	1,770	(79,988)	(9,861)	(4,345)	446	(10,421)	9,099

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	46,740	431,331	35,473	19,978	48,234	27,662	39,282
Capital gain distributions	20,408	1,048,051	85,278	-	38,384	-	163,423

Net realized gain (loss) on investments	67,148	1,479,382	120,751	19,978	86,618	27,662	202,705

Change in net unrealized appreciation (depreciation) on investments	34,579	238,833	12,723	(168,744)	140,702	(331,201)	249,066

Net realized and unrealized gain (loss) on investments	101,727	1,718,215	133,474	(148,766)	227,320	(303,539)	451,771

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$103,497	$1,638,227	$123,613	$(153,111)	$227,766	$(313,960)	$460,870

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate- Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA

INVESTMENT INCOME:
Dividend income	$16,004	$11,292	$57,481	$96	$7,675	$7,337	$-

EXPENSES:
Mortality and expense risk	7,964	6,006	18,216	13,562	2,251	3,346	2,153

NET INVESTMENT INCOME (LOSS)	8,040	5,286	39,265	(13,466)	5,424	3,991	(2,153)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,764)	(573)	95	(95,574)	95	(5,471)	1,401
Capital gain distributions	23,930	26,122	287	-	-	-	-

Net realized gain (loss) on investments	22,166	25,549	382	(95,574)	95	(5,471)	1,401

Change in net unrealized appreciation (depreciation) on investments	6,519	9,674	(164)	282,998	2,270	2,776	2,782

Net realized and unrealized gain (loss) on investments	28,685	35,223	218	187,424	2,365	(2,695)	4,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,725	$40,509	$39,483	$173,958	$7,789	$1,296	$2,030

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Small Company Index Portfolio, Class IB	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund

INVESTMENT INCOME:
Dividend income	$4,087	$6,813	$2,310	$49,242	$7,343	$5,039	$971

EXPENSES:
Mortality and expense risk	2,345	9,541	35,438	12,693	10,366	3,653	1,121

NET INVESTMENT INCOME (LOSS)	1,742	(2,728)	(33,128)	36,549	(3,023)	1,386	(150)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,237	6,138	163,912	(964)	27,202	3,632	2,369
Capital gain distributions	19,752	25,477	301,992	4,034	34,935	10,724	837

Net realized gain (loss) on investments	24,989	31,615	465,904	3,070	62,137	14,356	3,206

Change in net unrealized appreciation (depreciation) on investments	2,971	9,755	267,306	13,184	4,892	13,204	9,087

Net realized and unrealized gain (loss) on investments	27,960	41,370	733,210	16,254	67,029	27,560	12,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,702	$38,642	$700,082	$52,803	$64,006	$28,946	$12,143

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$14,127	$11,746	$1,692	$56

EXPENSES:
Mortality and expense risk	17,048	7,808	7,851	9,372	21,649	21,198	7,242

NET INVESTMENT INCOME (LOSS)	(17,048)	(7,808)	(7,851)	4,755	(9,903)	(19,506)	(7,186)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	32,005	2,428	1,714	37,935	97,974	21,859	46,598
Capital gain distributions	68,401	-	24,286	-	63,903	88,301	34,033

Net realized gain (loss) on investments	100,406	2,428	26,000	37,935	161,877	110,160	80,631

Change in net unrealized appreciation (depreciation) on investments	80,010	19,014	133,358	47,302	57,104	268,616	48,308

Net realized and unrealized gain (loss) on investments	180,416	21,442	159,358	85,237	218,981	378,776	128,939

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$163,368	$13,634	$151,507	$89,992	$209,078	$359,270	$121,753

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	ProFund VP Bear	ProFund VP Rising Rates Opportunity	ProFund VP UltraBull

INVESTMENT INCOME:
Dividend income	$5,873	$4,610	$5,128	$2,378	$735	$281	$4,630

EXPENSES:
Mortality and expense risk	10,651	5,120	3,734	903	120	81	9,889

NET INVESTMENT INCOME (LOSS)	(4,778)	(510)	1,394	1,475	615	200	(5,259)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	27,058	9,538	679	(11,999)	(838)	(73)	3,303
Capital gain distributions	24,793	-	6,328	-	360	3,137	-

Net realized gain (loss) on investments	51,851	9,538	7,007	(11,999)	(478)	3,064	3,303

Change in net unrealized appreciation (depreciation) on investments	104,477	10,992	12,101	9,316	(1,648)	(2,229)	231,120

Net realized and unrealized gain (loss) on investments	156,328	20,530	19,108	(2,683)	(2,126)	835	234,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$151,550	$20,020	$20,502	$(1,208)	$(1,511)	$1,035	$229,164

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(50)	$2,155	$555	$(91,830)	$(3,182)	$(1,522)	$(5,015)
Net realized gain (loss) on investments	(217)	47,352	4,901	1,746,411	265,775	25,488	303,820
Change in net unrealized appreciation (depreciation) on investments	668	(792)	2,586	(431,421)	(197,162)	3,476	205,467

Net increase (decrease) in net assets resulting from operations	401	48,715	8,042	1,223,160	65,431	27,442	504,272

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	120	-	183,419	4,606	342	3,317
Contract maintenance charges	(17)	(40)	(5)	(3,027)	-	-	-
Contract owners’ benefits	-	(128,792)	(3,136)	(1,660,548)	(3,397)	(13,770)	(289,652)
Net transfers (to) from the Company and/or Subaccounts	(8,499)	(17,556)	7	(583,288)	(528,119)	526,741	(18,595)

Increase (decrease) in net assets resulting from Contract transactions	(8,516)	(146,268)	(3,134)	(2,063,444)	(526,910)	513,313	(304,930)

Total increase (decrease) in net assets	(8,115)	(97,553)	4,908	(840,284)	(461,479)	540,755	199,342

NET ASSETS:
Beginning of period	8,115	612,769	107,471	12,360,580	461,479	2,605	2,282,260

End of period	$-	$515,216	$112,379	$11,520,296	$-	$543,360	$2,481,602

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/AB Small Cap Growth Portfolio, Class IA	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,561)	$(1,147)	$1,913	$68,085	$(18,627)	$25,805	$315
Net realized gain (loss) on investments	(1,663)	23,945	9,144	132,537	32,563	464,952	(4,448)
Change in net unrealized appreciation (depreciation) on investments	24,457	(16,102)	7,299	506,537	(472,165)	694,311	7,752

Net increase (decrease) in net assets resulting from operations	21,233	6,696	18,356	707,159	(458,229)	1,185,068	3,619

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	4,737	270	612	-
Contract maintenance charges	(25)	(7)	(95)	(4,349)	(168)	(32)	(9)
Contract owners’ benefits	(959)	(1,542)	(16,127)	(841,552)	(58,304)	(233,562)	(54,779)
Net transfers (to) from the Company and/or Subaccounts	(247,370)	248,192	28,755	(351,030)	(2,258,494)	2,081,632	96

Increase (decrease) in net assets resulting from Contract transactions	(248,354)	246,643	12,533	(1,192,194)	(2,316,696)	1,848,650	(54,692)

Total increase (decrease) in net assets	(227,121)	253,339	30,889	(485,035)	(2,774,925)	3,033,718	(51,073)

NET ASSETS:
Beginning of period	227,121	-	161,748	7,568,622	2,774,925	-	93,744

End of period	$-	$253,339	$192,637	$7,083,587	$-	$3,033,718	$42,671

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Conservative- Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IA	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	EQ/Intermediate Government Bond Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,380	$(8,868)	$21,586	$5,459	$(2,455)	$1,765	$2,028
Net realized gain (loss) on investments	15,983	(18,235)	(3,421)	(692)	3,679	47,528	(9,374)
Change in net unrealized appreciation (depreciation) on investments	1,010	109,551	(88,273)	(7,522)	(55,362)	45,210	9,437

Net increase (decrease) in net assets resulting from operations	23,373	82,448	(70,108)	(2,755)	(54,138)	94,503	2,091

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	1,273	65,139	44,025	28	23	706
Contract maintenance charges	(31)	(152)	(143)	(40)	(27)	(18)	(174)
Contract owners’ benefits	(8,040)	(68,491)	(120,358)	(49,725)	(5,844)	(4,390)	(198,841)
Net transfers (to) from the Company and/or Subaccounts	-	(1,530,581)	1,356,006	(36)	(297,533)	264,862	(12,242)

Increase (decrease) in net assets resulting from Contract transactions	(8,071)	(1,597,951)	1,300,644	(5,776)	(303,376)	260,477	(210,551)

Total increase (decrease) in net assets	15,302	(1,515,503)	1,230,536	(8,531)	(357,514)	354,980	(208,460)

NET ASSETS:
Beginning of period	416,519	1,515,503	-	149,224	357,514	-	462,276

End of period	$431,821	$-	$1,230,536	$140,693	$-	$354,980	$253,816

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Janus Enterprise Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,755)	$(5,883)	$(85,808)	$(11,053)	$(9,243)	$8,947	$(2,126)
Net realized gain (loss) on investments	4,514	92,205	1,008,116	155,570	27,528	115,845	502
Change in net unrealized appreciation (depreciation) on investments	(82,438)	100,077	907,270	126,015	(313,233)	331,043	(63,180)

Net increase (decrease) in net assets resulting from operations	(83,679)	186,399	1,829,578	270,532	(294,948)	455,835	(64,804)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	15	8	15,100	1,678	313	300	30
Contract maintenance charges	(32)	(25)	(2,388)	-	(65)	(33)	(59)
Contract owners’ benefits	(18,571)	(176,452)	(669,393)	(54,110)	(27,124)	(104,945)	(210)
Net transfers (to) from the Company and/or Subaccounts	(753,486)	758,201	(651,666)	(68,761)	(1,015,570)	993,273	(271,846)

Increase (decrease) in net assets resulting from Contract transactions	(772,074)	581,732	(1,308,347)	(121,193)	(1,042,446)	888,595	(272,085)

Total increase (decrease) in net assets	(855,753)	768,131	521,231	149,339	(1,337,394)	1,344,430	(336,889)

NET ASSETS:
Beginning of period	855,753	-	6,070,847	1,001,336	1,337,394	-	336,889

End of period	$-	$768,131	$6,592,078	$1,150,675	$-	$1,344,430	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,770	$(79,988)	$(9,861)	$(4,345)	$446	$(10,421)	$9,099
Net realized gain (loss) on investments	67,148	1,479,382	120,751	19,978	86,618	27,662	202,705
Change in net unrealized appreciation (depreciation) on investments	34,579	238,833	12,723	(168,744)	140,702	(331,201)	249,066

Net increase (decrease) in net assets resulting from operations	103,497	1,638,227	123,613	(153,111)	227,766	(313,960)	460,870

CONTRACT TRANSACTIONS:
Contract owners’ net payments	30	15,463	565	1,258	1,253	1,708	1,698
Contract maintenance charges	(17)	(385)	(389)	(80)	(52)	(97)	(49)
Contract owners’ benefits	(161,010)	(914,411)	(88,292)	(53,901)	(47,667)	(87,552)	(115,805)
Net transfers (to) from the Company and/or Subaccounts	277,958	(73,928)	(259,777)	(470,641)	398,624	(1,149,898)	1,141,436

Increase (decrease) in net assets resulting from Contract transactions	116,961	(973,261)	(347,893)	(523,364)	352,158	(1,235,839)	1,027,280

Total increase (decrease) in net assets	220,458	664,966	(224,280)	(676,475)	579,924	(1,549,799)	1,488,150

NET ASSETS:
Beginning of period	-	5,492,715	1,641,403	676,475	-	1,549,799	-

End of period	$220,458	$6,157,681	$1,417,123	$-	$579,924	$-	$1,488,150

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate- Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,040	$5,286	$39,265	$(13,466)	$5,424	$3,991	$(2,153)
Net realized gain (loss) on investments	22,166	25,549	382	(95,574)	95	(5,471)	1,401
Change in net unrealized appreciation (depreciation) on investments	6,519	9,674	(164)	282,998	2,270	2,776	2,782

Net increase (decrease) in net assets resulting from operations	36,725	40,509	39,483	173,958	7,789	1,296	2,030

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	206,852	420	-	-	18
Contract maintenance charges	(76)	(55)	(382)	(50)	(31)	(105)	(47)
Contract owners’ benefits	(11,384)	(4,693)	(1,054,493)	(156,487)	(23,705)	(22,249)	(31,041)
Net transfers (to) from the Company and/or Subaccounts	(3)	-	1,653,896	(43,970)	-	(12,239)	(333,119)

Increase (decrease) in net assets resulting from Contract transactions	(11,463)	(4,748)	805,873	(200,087)	(23,736)	(34,593)	(364,189)

Total increase (decrease) in net assets	25,262	35,761	845,356	(26,129)	(15,947)	(33,297)	(362,159)

NET ASSETS:
Beginning of period	572,483	435,139	984,383	988,770	186,826	267,201	362,159

End of period	$597,745	$470,900	$1,829,739	$962,641	$170,879	$233,904	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Small Company Index Portfolio, Class IB	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,742	$(2,728)	$(33,128)	$36,549	$(3,023)	$1,386	$(150)
Net realized gain (loss) on investments	24,989	31,615	465,904	3,070	62,137	14,356	3,206
Change in net unrealized appreciation (depreciation) on investments	2,971	9,755	267,306	13,184	4,892	13,204	9,087

Net increase (decrease) in net assets resulting from operations	29,702	38,642	700,082	52,803	64,006	28,946	12,143

CONTRACT TRANSACTIONS:
Contract owners’ net payments	9	600	18,923	181,638	-	-	-
Contract maintenance charges	(15)	(52)	-	(135)	(74)	(12)	(17)
Contract owners’ benefits	(37,771)	(27,023)	(263,748)	(221,926)	(131,507)	(14,285)	(5,455)
Net transfers (to) from the Company and/or Subaccounts	335,548	7,504	(42,650)	(12,181)	2,299	(48)	33

Increase (decrease) in net assets resulting from Contract transactions	297,771	(18,971)	(287,475)	(52,604)	(129,282)	(14,345)	(5,439)

Total increase (decrease) in net assets	327,473	19,671	412,607	199	(65,276)	14,601	6,704

NET ASSETS:
Beginning of period	-	666,884	2,204,683	946,827	749,160	258,270	81,249

End of period	$327,473	$686,555	$2,617,290	$947,026	$683,884	$272,871	$87,953

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(17,048)	$(7,808)	$(7,851)	$4,755	$(9,903)	$(19,506)	$(7,186)
Net realized gain (loss) on investments	100,406	2,428	26,000	37,935	161,877	110,160	80,631
Change in net unrealized appreciation (depreciation) on investments	80,010	19,014	133,358	47,302	57,104	268,616	48,308

Net increase (decrease) in net assets resulting from operations	163,368	13,634	151,507	89,992	209,078	359,270	121,753

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,450	1,800	-	150	6,467	6,872	-
Contract maintenance charges	(81)	(28)	(35)	-	-	-	(66)
Contract owners’ benefits	(146,457)	(6,483)	(2,857)	(43,234)	(300,094)	(47,991)	(109,091)
Net transfers (to) from the Company and/or Subaccounts	(15,001)	54	2,556	(40,864)	(11,342)	707	(45,983)

Increase (decrease) in net assets resulting from Contract transactions	(159,089)	(4,657)	(336)	(83,948)	(304,969)	(40,412)	(155,140)

Total increase (decrease) in net assets	4,279	8,977	151,171	6,044	(95,891)	318,858	(33,387)

NET ASSETS:
Beginning of period	1,153,869	503,424	468,537	676,378	1,588,111	1,353,884	496,372

End of period	$1,158,148	$512,401	$619,708	$682,422	$1,492,220	$1,672,742	$462,985

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	ProFund VP Bear	ProFund VP Rising Rates Opportunity	ProFund VP UltraBull

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,778)	$(510)	$1,394	$1,475	$615	$200	$(5,259)
Net realized gain (loss) on investments	51,851	9,538	7,007	(11,999)	(478)	3,064	3,303
Change in net unrealized appreciation (depreciation) on investments	104,477	10,992	12,101	9,316	(1,648)	(2,229)	231,120

Net increase (decrease) in net assets resulting from operations	151,550	20,020	20,502	(1,208)	(1,511)	1,035	229,164

CONTRACT TRANSACTIONS:
Contract owners’ net payments	5,578	147	-	28	-	-	-
Contract maintenance charges	-	(99)	(26)	(16)	-	(1)	(40)
Contract owners’ benefits	(38,468)	(20,300)	(1,744)	(20,426)	(165)	(7)	(82,666)
Net transfers (to) from the Company and/or Subaccounts	(8,486)	(57,415)	(1)	(8,253)	-	(2)	(2,897)

Increase (decrease) in net assets resulting from Contract transactions	(41,376)	(77,667)	(1,771)	(28,667)	(165)	(10)	(85,603)

Total increase (decrease) in net assets	110,174	(57,647)	18,731	(29,875)	(1,676)	1,025	143,561

NET ASSETS:
Beginning of period	700,627	377,294	210,080	75,532	10,307	5,901	622,979

End of period	$810,801	$319,647	$228,811	$45,657	$8,631	$6,926	$766,540

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$70	$3,514	$482	$(85,120)	$(2,548)	$(77)	$1,617
Net realized gain (loss) on investments	478	34,757	2,838	1,629,566	15,529	6,808	150,408
Change in net unrealized appreciation (depreciation) on investments	(228)	(16,637)	5,049	576,870	82,875	(5,251)	312,887

Net increase (decrease) in net assets resulting from operations	320	21,634	8,369	2,121,316	95,856	1,480	464,912

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	128	700	7,180	300	-	5,350
Contract maintenance charges	(18)	(44)	(6)	(3,241)	-	-	-
Contract owners’ benefits	-	(60,761)	(9,133)	(1,850,908)	(10,092)	(13,805)	(185,952)
Net transfers (to) from the Company and/or Subaccounts	-	5,589	(3)	(183,291)	(295)	(3)	(11,190)

Increase (decrease) in net assets resulting from Contract transactions	(18)	(55,088)	(8,442)	(2,030,260)	(10,087)	(13,808)	(191,792)

Total increase (decrease) in net assets	302	(33,454)	(73)	91,056	85,769	(12,328)	273,120

NET ASSETS:
Beginning of period	7,813	646,223	107,544	12,269,524	375,710	14,933	2,009,140

End of period	$8,115	$612,769	$107,471	$12,360,580	$461,479	$2,605	$2,282,260

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/AB Small Cap Growth Portfolio, Class IA	EQ/Aggressive Allocation Portfolio, Class IB	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative- Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,435)	$215	$40,139	$(25,821)	$977	$3,215	$10,521
Net realized gain (loss) on investments	(3,573)	4,179	(63,522)	157,813	(774)	7,785	(19,321)
Change in net unrealized appreciation (depreciation) on investments	38,238	19,069	924,352	373,849	5,873	25,330	57,415

Net increase (decrease) in net assets resulting from operations	32,230	23,463	900,969	505,841	6,076	36,330	48,615

CONTRACT TRANSACTIONS:
Contract owners’ net payments	988	-	14,137	3,513	753	-	12,089
Contract maintenance charges	(32)	(95)	(4,840)	(183)	(9)	(45)	(286)
Contract owners’ benefits	(13,444)	-	(913,644)	(207,036)	(8,132)	(1,746)	(202,342)
Net transfers (to) from the Company and/or Subaccounts	(263)	(8)	(31,403)	10,289	(1)	(11)	(15,785)

Increase (decrease) in net assets resulting from Contract transactions	(12,751)	(103)	(935,750)	(193,417)	(7,389)	(1,802)	(206,324)

Total increase (decrease) in net assets	19,479	23,360	(34,781)	312,424	(1,313)	34,528	(157,709)

NET ASSETS:
Beginning of period	207,642	138,388	7,603,403	2,462,501	95,057	381,991	1,673,212

End of period	$227,121	$161,748	$7,568,622	$2,774,925	$93,744	$416,519	$1,515,503

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,566	$(1,673)	$5,645	$(11,423)	$(71,724)	$(8,572)	$2,273
Net realized gain (loss) on investments	(1,660)	17,678	(6,245)	69,674	1,162,901	72,343	72,918
Change in net unrealized appreciation (depreciation) on investments	4,882	44,865	13,400	65,193	926,931	218,575	39,463

Net increase (decrease) in net assets resulting from operations	4,788	60,870	12,800	123,444	2,018,108	282,346	114,654

CONTRACT TRANSACTIONS:
Contract owners’ net payments	110	767	800	31	22,604	1,370	2,757
Contract maintenance charges	(44)	(44)	(208)	(60)	(2,343)	-	(107)
Contract owners’ benefits	(14,161)	(20,872)	(116,192)	(131,599)	(696,072)	(82,427)	(135,607)
Net transfers (to) from the Company and/or Subaccounts	-	(2,641)	(16,196)	(19,694)	(87,938)	(12,180)	16,629

Increase (decrease) in net assets resulting from Contract transactions	(14,095)	(22,790)	(131,796)	(151,322)	(763,749)	(93,237)	(116,328)

Total increase (decrease) in net assets	(9,307)	38,080	(118,996)	(27,878)	1,254,359	189,109	(1,674)

NET ASSETS:
Beginning of period	158,531	319,434	581,272	883,631	4,816,488	812,227	1,339,068

End of period	$149,224	$357,514	$462,276	$855,753	$6,070,847	$1,001,336	$1,337,394

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Large Cap Value Managed Volatility Portfolio, Class IA	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate- Plus Allocation Portfolio, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,123	$(66,284)	$(1,323)	$(2,627)	$(505)	$2,730	$53
Net realized gain (loss) on investments	20,177	293,520	61,773	49,082	125,589	(18,136)	(19,319)
Change in net unrealized appreciation (depreciation) on investments	16,976	1,452,853	134,084	43,079	41,059	75,625	90,940

Net increase (decrease) in net assets resulting from operations	38,276	1,680,089	194,534	89,534	166,143	60,219	71,674

CONTRACT TRANSACTIONS:
Contract owners’ net payments	60	11,009	1,990	4,559	5,957	-	-
Contract maintenance charges	(77)	(361)	(461)	(133)	(153)	(92)	(85)
Contract owners’ benefits	(13,020)	(316,482)	(86,221)	(79,822)	(209,891)	(161,791)	(194,891)
Net transfers (to) from the Company and/or Subaccounts	(10,045)	(66,033)	(4,658)	(7,250)	(36,972)	(21)	(30)

Increase (decrease) in net assets resulting from Contract transactions	(23,082)	(371,867)	(89,350)	(82,646)	(241,059)	(161,904)	(195,006)

Total increase (decrease) in net assets	15,194	1,308,222	105,184	6,888	(74,916)	(101,685)	(123,332)

NET ASSETS:
Beginning of period	321,695	4,184,493	1,536,219	669,587	1,624,715	674,168	558,471

End of period	$336,889	$5,492,715	$1,641,403	$676,475	$1,549,799	$572,483	$435,139

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$32,949	$(12,863)	$5,058	$1,890	$(840)	$(1,298)	$(21,347)
Net realized gain (loss) on investments	21	(100,257)	(285)	(10,647)	11,470	68	204,429
Change in net unrealized appreciation (depreciation) on investments	81	369,706	3,008	16,551	40,695	103,821	406,464

Net increase (decrease) in net assets resulting from operations	33,051	256,586	7,781	7,794	51,325	102,591	589,546

CONTRACT TRANSACTIONS:
Contract owners’ net payments	53,383	428	-	8,372	37	600	5,170
Contract maintenance charges	(382)	(54)	(29)	(120)	(64)	(52)	-
Contract owners’ benefits	(1,514,923)	(90,323)	(2,676)	(72,549)	(48,113)	(48,981)	(333,168)
Net transfers (to) from the Company and/or Subaccounts	989,952	(11,829)	(4,701)	1,468	(1,126)	984	(76,388)

Increase (decrease) in net assets resulting from Contract transactions	(471,970)	(101,778)	(7,406)	(62,829)	(49,266)	(47,449)	(404,386)

Total increase (decrease) in net assets	(438,919)	154,808	375	(55,035)	2,059	55,142	185,160

NET ASSETS:
Beginning of period	1,423,302	833,962	186,451	322,236	360,100	611,742	2,019,523

End of period	$984,383	$988,770	$186,826	$267,201	$362,159	$666,884	$2,204,683

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,340	$(3,994)	$1,680	$(581)	$(14,676)	$(6,977)	$(5,655)
Net realized gain (loss) on investments	59,722	97,169	23,177	554	128,601	2,057	(5,232)
Change in net unrealized appreciation (depreciation) on investments	(29,137)	(17,090)	(6,703)	15,022	181,073	11,718	156,012

Net increase (decrease) in net assets resulting from operations	66,925	76,085	18,154	14,995	294,998	6,798	145,125

CONTRACT TRANSACTIONS:
Contract owners’ net payments	3,364	-	1,070	988	3,203	1,800	35
Contract maintenance charges	(145)	(74)	(11)	(17)	(73)	(31)	(30)
Contract owners’ benefits	(124,508)	(92,017)	(12,175)	(16,095)	(60,231)	(30,277)	(28,557)
Net transfers (to) from the Company and/or Subaccounts	571	(36,525)	(4)	(42)	(20,950)	(76)	24,015

Increase (decrease) in net assets resulting from Contract transactions	(120,718)	(128,616)	(11,120)	(15,166)	(78,051)	(28,584)	(4,537)

Total increase (decrease) in net assets	(53,793)	(52,531)	7,034	(171)	216,947	(21,786)	140,588

NET ASSETS:
Beginning of period	1,000,620	801,691	251,236	81,420	936,922	525,210	327,949

End of period	$946,827	$749,160	$258,270	$81,249	$1,153,869	$503,424	$468,537

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,915	$(19,622)	$(13,855)	$(6,031)	$(2,927)	$326	$4,568
Net realized gain (loss) on investments	15,617	176,386	7,088	2,933	51,022	3,815	23,614
Change in net unrealized appreciation (depreciation) on investments	64,143	82,884	390,732	159,077	101,577	32,691	(37,854)

Net increase (decrease) in net assets resulting from operations	84,675	239,648	383,965	155,979	149,672	36,832	(9,672)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,716	6,038	2,278	-	3,196	1,330	-
Contract maintenance charges	-	-	-	(58)	-	(105)	(30)
Contract owners’ benefits	(41,838)	(133,496)	(45,678)	(100,590)	(73,614)	(75,732)	(59,882)
Net transfers (to) from the Company and/or Subaccounts	(100)	(167,574)	(27,108)	(13,585)	(20,330)	(5,203)	(4,983)

Increase (decrease) in net assets resulting from Contract transactions	(40,222)	(295,032)	(70,508)	(114,233)	(90,748)	(79,710)	(64,895)

Total increase (decrease) in net assets	44,453	(55,384)	313,457	41,746	58,924	(42,878)	(74,567)

NET ASSETS:
Beginning of period	631,925	1,643,495	1,040,427	454,626	641,703	420,172	284,647

End of period	$676,378	$1,588,111	$1,353,884	$496,372	$700,627	$377,294	$210,080

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	ProFund VP Bear	ProFund VP Rising Rates Opportunity	ProFund VP UltraBull

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$847	$(112)	$(68)	$(7,986)
Net realized gain (loss) on investments	(15,484)	(1,114)	(49)	(59,597)
Change in net unrealized appreciation (depreciation) on investments	17,259	(839)	146	269,672

Net increase (decrease) in net assets resulting from operations	2,622	(2,065)	29	202,089

CONTRACT TRANSACTIONS:
Contract owners’ net payments	38	-	-	-
Contract maintenance charges	(18)	-	(1)	(34)
Contract owners’ benefits	(33,356)	(366)	(7)	(9,489)
Net transfers (to) from the Company and/or Subaccounts	(8,261)	1	-	(116,562)

Increase (decrease) in net assets resulting from Contract transactions	(41,597)	(365)	(8)	(126,085)

Total increase (decrease) in net assets	(38,975)	(2,430)	21	76,004

NET ASSETS:
Beginning of period	114,507	12,737	5,880	546,975

End of period	$75,532	$10,307	$5,901	$622,979

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The MONY Variable Account A (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MONY Life Insurance Company, and exists in accordance with the regulations of the Department of Financial Services of the State of New York. MONY Life Insurance Company was acquired by AXA Financial, Inc., which made MONY Life Insurance Company a wholly owned subsidiary of AXA Financial, Inc. MONY Life Insurance Company was later acquired by Protective Life Insurance Company, which made MONY Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company (the “Company”) is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

Contract owners’ net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the products in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:

MONY C VA

MONY Custom Master

MONY L VA

MONY MONYMaster I
MONY MONYMaster II

MONY VA

MONY ValueMaster

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 63 Subaccounts, as follows:

1290 VT Equity Income Portfolio, Class IA (a)

1290 VT Equity Income Portfolio, Class IB (a)

1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB

1290 VT GAMCO Small Company Value Portfolio, Class IB

1290 VT Socially Responsible Portfolio, Class IA (a)

1290 VT Socially Responsible Portfolio, Class IB (a)

BNY Mellon Stock Index Fund, Initial Shares

EQ/AB Small Cap Growth Portfolio, Class IA (a)

EQ/AB Small Cap Growth Portfolio, Class IB (a)

EQ/Aggressive Allocation Portfolio, Class IB

EQ/All Asset Growth Allocation Portfolio, Class IB

EQ/Capital Group Research Portfolio, Class IA (a)

EQ/Capital Group Research Portfolio, Class IB (a)

EQ/Conservative Allocation Portfolio, Class IB

EQ/Conservative-Plus Allocation Portfolio, Class IB

EQ/Core Bond Index Portfolio, Class IA (a)

EQ/Core Bond Index Portfolio, Class IB (a)

EQ/Core Plus Bond Portfolio, Class IA

EQ/Global Equity Managed Volatility Portfolio, Class IA (a)

EQ/Global Equity Managed Volatility Portfolio, Class IB (a)

EQ/Intermediate Government Bond Portfolio, Class IA

EQ/Janus Enterprise Portfolio, Class IA (a)

EQ/Janus Enterprise Portfolio, Class IB (a)

EQ/JPMorgan Growth Allocation Portfolio, Class IB

EQ/Large Cap Growth Managed Volatility Portfolio, Class IB

EQ/Large Cap Value Index Portfolio, Class IA (a)

EQ/Large Cap Value Index Portfolio, Class IB (a)

EQ/Large Cap Value Managed Volatility Portfolio, Class IA (a)

EQ/Large Cap Value Managed Volatility Portfolio, Class IB (a)

EQ/Loomis Sayles Growth Portfolio, Class IB

EQ/MFS International Growth Portfolio, Class IB

EQ/Mid Cap Index Portfolio, Class IA (a)

EQ/Mid Cap Index Portfolio, Class IB (a)

EQ/Mid Cap Value Managed Volatility Portfolio, Class IA (a)

EQ/Mid Cap Value Managed Volatility Portfolio, Class IB (a)

EQ/Moderate Allocation Portfolio, Class IB

EQ/Moderate-Plus Allocation Portfolio, Class IB

EQ/Money Market Portfolio, Class IA

EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB

EQ/PIMCO Ultra Short Bond Portfolio, Class IB

EQ/Quality Bond PLUS Portfolio, Class IB

EQ/Small Company Index Portfolio, Class IA (a)

EQ/Small Company Index Portfolio, Class IB (a)

EQ/Value Equity Portfolio, Class IB

Fidelity VIP Contrafund Portfolio, Service Class

Franklin Income VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Fund, Series II

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson Balanced Fund, Class I

Janus Henderson Enterprise Fund, Class I

Janus Henderson Forty Fund, Class I

Janus Henderson Forty Fund, Class S

Janus Henderson Global Research Fund, Class I

Janus Henderson Overseas Fund, Class S

MFS Utilities Series, Initial Class

PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

ProFund VP Bear

ProFund VP Rising Rates Opportunity

ProFund VP UltraBull

(a)	See Subaccount Changes table below

Subaccount Changes:

During 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	June 21, 2024
1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	June 21, 2024
EQ/AB Small Cap Growth Portfolio, Class IA	EQ/AB Small Cap Growth Portfolio, Class IB	June 21, 2024
EQ/Capital Group Research Portfolio, Class IA	EQ/Capital Group Research Portfolio, Class IB	June 21, 2024
EQ/Core Bond Index Portfolio, Class IA	EQ/Core Bond Index Portfolio, Class IB	June 21, 2024
EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	June 21, 2024
EQ/Janus Enterprise Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IB	June 21, 2024
EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Index Portfolio, Class IB	June 21, 2024
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	June 21, 2024
EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Index Portfolio, Class IB	June 21, 2024
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	June 21, 2024
EQ/Small Company Index Portfolio, Class IA	EQ/Small Company Index Portfolio, Class IB	June 21, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

1290 VT Equity Income Portfolio, Class IA	$-	$8,566
1290 VT Equity Income Portfolio, Class IB	92,649	195,290
1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	6,866	4,619
1290 VT GAMCO Small Company Value Portfolio, Class IB	1,057,921	2,355,910
1290 VT Socially Responsible Portfolio, Class IA	5,484	535,592
1290 VT Socially Responsible Portfolio, Class IB	561,007	24,700
BNY Mellon Stock Index Fund, Initial Shares	218,875	373,138
EQ/AB Small Cap Growth Portfolio, Class IA	11,023	260,947
EQ/AB Small Cap Growth Portfolio, Class IB	272,865	3,410
EQ/Aggressive Allocation Portfolio, Class IB	42,175	18,387
EQ/All Asset Growth Allocation Portfolio, Class IB	410,425	1,340,923
EQ/Capital Group Research Portfolio, Class IA	20,988	2,356,344
EQ/Capital Group Research Portfolio, Class IB	2,656,087	439,009
EQ/Conservative Allocation Portfolio, Class IB	2,101	55,680
EQ/Conservative-Plus Allocation Portfolio, Class IB	28,792	13,448
EQ/Core Bond Index Portfolio, Class IA	9,146	1,615,977
EQ/Core Bond Index Portfolio, Class IB	1,393,440	71,200
EQ/Core Plus Bond Portfolio, Class IA	7,363	7,681
EQ/Global Equity Managed Volatility Portfolio, Class IA	12,706	318,545
EQ/Global Equity Managed Volatility Portfolio, Class IB	342,977	42,451
EQ/Intermediate Government Bond Portfolio, Class IA	8,919	217,443
EQ/Janus Enterprise Portfolio, Class IA	10,797	788,647
EQ/Janus Enterprise Portfolio, Class IB	817,204	181,943
EQ/JPMorgan Growth Allocation Portfolio, Class IB	389,671	1,454,716
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	152,178	149,479
EQ/Large Cap Value Index Portfolio, Class IA	77,035	1,128,763
EQ/Large Cap Value Index Portfolio, Class IB	1,112,594	145,203
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	714	274,934
EQ/Large Cap Value Managed Volatility Portfolio, Class IB	296,399	157,250
EQ/Loomis Sayles Growth Portfolio, Class IB	1,231,685	1,236,865
EQ/MFS International Growth Portfolio, Class IB	103,649	376,123
EQ/Mid Cap Index Portfolio, Class IA	13,282	541,012
EQ/Mid Cap Index Portfolio, Class IB	546,973	155,963
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	22,292	1,268,601
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	1,341,230	141,375
EQ/Moderate Allocation Portfolio, Class IB	39,934	19,425
EQ/Moderate-Plus Allocation Portfolio, Class IB	37,414	10,754
EQ/Money Market Portfolio, Class IA	1,825,592	980,160
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	4,387	217,929
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	7,675	25,987
EQ/Quality Bond PLUS Portfolio, Class IB	9,910	40,513
EQ/Small Company Index Portfolio, Class IA	15	366,368
EQ/Small Company Index Portfolio, Class IB	388,225	68,948
EQ/Value Equity Portfolio, Class IB	41,342	37,577
Fidelity VIP Contrafund Portfolio, Service Class	325,996	344,607

Subaccount	Purchases	Sales

Franklin Income VIP Fund, Class 2	$94,449	$106,469
Franklin Rising Dividends VIP Fund, Class 2	82,351	179,719
Invesco V.I. Diversified Dividend Fund, Series I	15,763	17,998
Invesco V.I. Global Core Equity Fund	12,015	16,773
Invesco V.I. Global Fund, Series II	83,510	191,241
Invesco V.I. Health Care Fund, Series I	1,800	14,265
Invesco V.I. Technology Fund, Series I	26,812	10,707
Janus Henderson Balanced Fund, Class I	24,756	103,947
Janus Henderson Enterprise Fund, Class I	93,274	344,238
Janus Henderson Forty Fund, Class I	100,789	72,449
Janus Henderson Forty Fund, Class S	95,427	223,714
Janus Henderson Global Research Fund, Class I	40,834	62,193
Janus Henderson Overseas Fund, Class S	24,838	103,017
MFS Utilities Series, Initial Class	11,456	5,505
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	12,740	39,936
ProFund VP Bear	1,095	285
ProFund VP Rising Rates Opportunity	3,418	88
ProFund VP UltraBull	4,630	95,478

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

1290 VT Equity Income Portfolio, Class IA	-	307	(307)	-	1	(1)
1290 VT Equity Income Portfolio, Class IB	1,725	5,325	(3,600)	238	2,094	(1,856)
1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	-	158	(158)	97	553	(456)
1290 VT GAMCO Small Company Value Portfolio, Class IB	1,862	19,395	(17,533)	927	17,052	(16,125)
1290 VT Socially Responsible Portfolio, Class IA	219	19,971	(19,752)	14	491	(477)
1290 VT Socially Responsible Portfolio, Class IB	53,267	1,992	51,275	-	461	(461)
BNY Mellon Stock Index Fund, Initial Shares	910	8,726	(7,816)	264	6,590	(6,326)
EQ/AB Small Cap Growth Portfolio, Class IA	303	6,268	(5,965)	64	420	(356)
EQ/AB Small Cap Growth Portfolio, Class IB	5,960	35	5,925	-	-	-
EQ/Aggressive Allocation Portfolio, Class IB	1,299	784	515	-	5	(5)
EQ/All Asset Growth Allocation Portfolio, Class IB	1,040	16,718	(15,678)	1,373	14,971	(13,598)
EQ/Capital Group Research Portfolio, Class IA	422	72,819	(72,397)	432	5,903	(5,471)
EQ/Capital Group Research Portfolio, Class IB	70,558	9,413	61,145	-	-	-
EQ/Conservative Allocation Portfolio, Class IB	-	4,299	(4,299)	65	698	(633)
EQ/Conservative-Plus Allocation Portfolio, Class IB	-	602	(602)	-	139	(139)
EQ/Core Bond Index Portfolio, Class IA	746	126,045	(125,299)	543	17,392	(16,849)
EQ/Core Bond Index Portfolio, Class IB	103,887	4,950	98,937	-	-	-
EQ/Core Plus Bond Portfolio, Class IA	9	431	(422)	10	1,136	(1,126)
EQ/Global Equity Managed Volatility Portfolio, Class IA	253	7,592	(7,339)	17	530	(513)
EQ/Global Equity Managed Volatility Portfolio, Class IB	7,274	699	6,575	-	-	-
EQ/Intermediate Government Bond Portfolio, Class IA	178	14,028	(13,850)	100	10,296	(10,196)
EQ/Janus Enterprise Portfolio, Class IA	224	20,099	(19,875)	20	4,051	(4,031)
EQ/Janus Enterprise Portfolio, Class IB	19,571	4,637	14,934	-	-	-
EQ/JPMorgan Growth Allocation Portfolio, Class IB	764	15,143	(14,379)	206	12,836	(12,630)
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	285	2,813	(2,528)	52	2,761	(2,709)
EQ/Large Cap Value Index Portfolio, Class IA	2,387	44,551	(42,164)	660	4,571	(3,911)
EQ/Large Cap Value Index Portfolio, Class IB	41,574	3,638	37,936	-	-	-
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	28	9,501	(9,473)	23	1,028	(1,005)
EQ/Large Cap Value Managed Volatility Portfolio, Class IB	9,493	5,855	3,638	-	-	-
EQ/Loomis Sayles Growth Portfolio, Class IB	3,696	23,178	(19,482)	644	11,834	(11,190)
EQ/MFS International Growth Portfolio, Class IB	365	13,343	(12,978)	380	3,713	(3,333)
EQ/Mid Cap Index Portfolio, Class IA	324	17,285	(16,961)	100	2,364	(2,264)

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/Mid Cap Index Portfolio, Class IB	16,374		3,264	13,110	-	-	-
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	678		48,447	(47,769)	237	8,272	(8,035)
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	45,408		3,621	41,787	-	-	-
EQ/Moderate Allocation Portfolio, Class IB	-		794	(794)	-	12,252	(12,252)
EQ/Moderate-Plus Allocation Portfolio, Class IB	-		266	(266)	-	12,161	(12,161)
EQ/Money Market Portfolio, Class IA	176,172		96,326	79,846	108,281	157,179	(48,898)
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	321		13,321	(13,000)	363	8,774	(8,411)
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	-		1,965	(1,965)	-	643	(643)
EQ/Quality Bond PLUS Portfolio, Class IB	177		2,100	(1,923)	91	4,269	(4,178)
EQ/Small Company Index Portfolio, Class IA	0	*	5,428	(5,428)	1	1,301	(1,300)
EQ/Small Company Index Portfolio, Class IB	5,386		1,485	3,901	-	-	-
EQ/Value Equity Portfolio, Class IB	316		983	(667)	66	2,067	(2,001)
Fidelity VIP Contrafund Portfolio, Service Class	392		5,075	(4,683)	128	9,781	(9,653)
Franklin Income VIP Fund, Class 2	1,446		3,277	(1,831)	163	4,642	(4,479)
Franklin Rising Dividends VIP Fund, Class 2	714		3,166	(2,452)	3	2,706	(2,703)
Invesco V.I. Diversified Dividend Fund, Series I	-		882	(882)	73	831	(758)
Invesco V.I. Global Core Equity Fund	507		753	(246)	54	851	(797)
Invesco V.I. Global Fund, Series II	278		3,066	(2,788)	135	1,930	(1,795)
Invesco V.I. Health Care Fund, Series I	47		178	(131)	53	920	(867)
Invesco V.I. Technology Fund, Series I	52		59	(7)	596	721	(125)
Janus Henderson Balanced Fund, Class I	261		2,357	(2,096)	266	1,440	(1,174)
Janus Henderson Enterprise Fund, Class I	547		10,117	(9,570)	274	11,443	(11,169)
Janus Henderson Forty Fund, Class I	201		933	(732)	173	1,953	(1,780)
Janus Henderson Forty Fund, Class S	662		2,389	(1,727)	-	1,784	(1,784)
Janus Henderson Global Research Fund, Class I	555		2,812	(2,257)	318	6,790	(6,472)
Janus Henderson Overseas Fund, Class S	635		2,869	(2,234)	46	2,692	(2,646)
MFS Utilities Series, Initial Class	-		31	(31)	-	1,091	(1,091)
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	532		2,099	(1,567)	7	2,469	(2,462)
ProFund VP Bear	-		268	(268)	-	532	(532)
ProFund VP Rising Rates Opportunity	-		4	(4)	-	4	(4)
ProFund VP UltraBull	-		937	(937)	20	2,157	(2,137)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.20% - 3.15% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes

This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.

0% - 3.5% of each payment, if applicable

Annual Contract Charge

This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.

$0 - $50 annually

Loan Interest Rate Spread

The loan interest rate spread is the difference between the amount of interest charged on loan balances and the amount of interest credited to amounts held in the loan account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.

2.5% of the loan balance

Surrender Charge

This charge is assessed to reimburse the Company for the costs incurred when processing full or partial surrenders that are requested during the period specified in the variable annuity. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.

0.00% - 8.00% of amount surrendered

Transfer Charge

Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.

$0 - $25 per transfer, after the first 12 transfers in any Contract year

The Company offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules.

6.	FINANCIAL HIGHLIGHTS

The Company sold a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

1290 VT Equity Income Portfolio, Class IA
2024	-		$-	$-	$-	0.00%	1.25%	1.25%	4.95%	4.95%
2023	0	*	26.47	26.47	8	2.16%	1.25%	1.25%	4.11%	4.11%
2022	0	*	25.43	25.43	8	1.81%	1.25%	1.25%	1.81%	1.81%
2021	0	*	24.98	24.98	8	1.59%	1.25%	1.25%	24.82%	24.82%
2020	0	*	20.01	20.01	6	1.76%	1.25%	1.25%	(5.72)%	(5.72)%
1290 VT Equity Income Portfolio, Class IB
2024	16		35.70	31.96	515	1.83%	1.20%	2.37%	8.48%	7.22%
2023	19		32.91	29.81	613	2.00%	1.20%	2.37%	4.16%	2.95%
2022	21		31.59	28.95	646	1.75%	1.20%	2.37%	1.86%	0.68%
2021	22		31.02	28.76	668	1.51%	1.20%	2.37%	24.88%	23.43%
2020	24		24.84	23.30	584	1.69%	1.20%	2.37%	(5.68)%	(6.77)%
1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB
2024	5		20.25	19.09	112	1.86%	1.20%	1.45%	7.75%	7.48%
2023	6		18.80	17.76	107	1.79%	1.20%	1.45%	8.22%	7.95%
2022	6		17.37	16.45	108	0.32%	1.20%	1.45%	(7.14)%	(7.37)%
2021	6		18.70	17.76	117	0.65%	1.20%	1.45%	9.78%	10.06%
2020	7		16.18	17.45	119	0.17%	1.20%	2.42%	(2.72)%	(2.47)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

1290 VT GAMCO Small Company Value Portfolio, Class IB
2024	90		$78.90	$59.87	$11,520	0.56%	1.20%	2.37%	10.24%	8.95%
2023	108		71.57	54.95	12,361	0.60%	1.20%	2.37%	19.61%	18.22%
2022	124		59.84	46.48	12,270	0.48%	1.20%	2.37%	(11.73)%	(12.76)%
2021	134		67.79	53.28	15,521	0.64%	1.20%	2.37%	22.21%	23.64%
2020	144		43.60	276.56	13,848	0.60%	1.20%	2.42%	6.95%	8.20%
1290 VT Socially Responsible Portfolio, Class IA
2024	-		-	-	-	0.00%	1.35%	1.35%	14.18%	14.18%
2023	20		23.37	23.37	461	0.74%	1.35%	1.35%	25.80%	25.80%
2022	20		18.57	18.57	376	0.57%	1.35%	1.35%	(23.13)%	(23.13)%
2021	22		24.16	24.16	522	0.50%	1.35%	1.35%	28.57%	28.57%
2020	19		18.79	18.79	353	0.70%	1.35%	1.35%	18.35%	18.35%
1290 VT Socially Responsible Portfolio, Class IB
2024	51		10.54	42.03	543	0.82%	1.35%	1.45%	5.13%	19.92%
2023	0	*	35.05	35.05	3	0.27%	1.45%	1.45%	25.67%	25.67%
2022	1		27.89	27.89	15	0.61%	1.45%	1.45%	(23.23)%	(23.23)%
2021	1		36.33	36.33	19	0.39%	1.45%	1.45%	28.44%	28.44%
2020	1		28.29	28.29	22	0.56%	1.45%	1.45%	18.23%	18.23%
BNY Mellon Stock Index Fund, Initial Shares
2024	60		41.60	41.60	2,482	1.15%	1.35%	1.35%	22.98%	22.98%
2023	67		33.83	33.83	2,282	1.42%	1.35%	1.35%	24.25%	24.25%
2022	74		27.23	27.23	2,009	1.27%	1.35%	1.35%	(19.41)%	(19.41)%
2021	84		33.79	33.79	2,835	1.13%	1.35%	1.35%	26.69%	26.69%
2020	96		26.67	26.67	2,569	1.46%	1.35%	1.35%	16.43%	16.43%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/AB Small Cap Growth Portfolio, Class IA
2024	-	$-	$-	$-	0.00%	1.20%	2.37%	2.81%	2.23%
2023	6	37.26	34.82	227	0.24%	1.20%	2.37%	16.33%	14.98%
2022	6	32.03	30.28	208	0.11%	1.20%	2.37%	(29.31)%	(30.13)%
2021	7	45.31	43.34	316	0.00%	1.20%	2.37%	10.27%	11.57%
2020	7	39.30	42.84	297	0.07%	1.20%	2.42%	32.88%	34.44%
EQ/AB Small Cap Growth Portfolio, Class IB
2024	6	41.93	38.73	253	0.28%	1.20%	2.37%	9.47%	8.80%
EQ/Aggressive Allocation Portfolio, Class IB
2024	9	21.50	20.58	193	2.40%	1.20%	1.45%	12.37%	12.09%
2023	9	19.13	18.36	162	1.40%	1.20%	1.45%	17.03%	16.74%
2022	9	16.35	15.73	138	0.71%	1.20%	1.45%	(19.33)%	(19.53)%
2021	11	20.27	19.54	225	3.92%	1.20%	1.45%	15.49%	15.78%
2020	13	16.92	17.51	232	2.56%	1.20%	2.42%	13.74%	14.02%
EQ/All Asset Growth Allocation Portfolio, Class IB
2024	114	22.99	23.51	7,084	2.18%	1.20%	1.45%	9.83%	9.56%
2023	130	20.93	21.46	7,569	1.79%	1.20%	1.45%	12.80%	12.52%
2022	144	18.56	19.07	7,603	1.15%	1.20%	1.45%	(15.49)%	(15.70)%
2021	163	21.96	22.63	10,542	3.84%	1.20%	1.45%	9.33%	9.60%
2020	186	17.00	101.20	10,655	1.37%	1.20%	2.42%	10.67%	10.95%
EQ/Capital Group Research Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	1.45%	15.29%	15.15%
2023	72	55.26	49.70	2,775	0.34%	1.20%	1.45%	21.53%	21.22%
2022	78	45.47	41.00	2,463	0.15%	1.20%	1.45%	(19.93)%	(20.13)%
2021	85	56.79	51.33	3,322	0.00%	1.20%	1.45%	21.29%	21.60%
2020	100	28.98	46.71	3,182	0.14%	1.20%	2.42%	21.50%	21.80%
EQ/Capital Group Research Portfolio, Class IB
2024	61	70.90	63.61	3,034	1.56%	1.20%	1.45%	11.30%	11.15%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Conservative Allocation Portfolio, Class IB
2024	3	$12.73	$12.18	$43	1.68%	1.20%	1.45%	3.38%	3.12%
2023	8	12.31	11.81	94	2.30%	1.20%	1.45%	6.67%	6.40%
2022	8	11.54	11.10	95	1.41%	1.20%	1.45%	(13.64)%	(13.85)%
2021	8	13.37	12.89	110	1.37%	1.20%	1.45%	1.23%	1.48%
2020	9	12.73	13.17	118	1.85%	1.20%	2.42%	5.77%	6.04%
EQ/Conservative-Plus Allocation Portfolio, Class IB
2024	29	14.84	13.16	432	2.76%	1.25%	1.72%	5.69%	1.28%
2023	30	14.05	12.99	417	2.07%	1.25%	1.72%	9.55%	9.04%
2022	30	12.82	11.92	382	1.38%	1.25%	1.72%	(15.61)%	(16.01)%
2021	24	15.19	14.19	370	2.15%	1.25%	1.72%	4.91%	5.41%
2020	24	13.52	14.51	352	2.12%	1.20%	2.42%	8.11%	8.62%
EQ/Core Bond Index Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	2.37%	(0.17)%	(0.73)%
2023	125	13.65	9.04	1,516	1.98%	1.20%	2.37%	3.31%	2.12%
2022	142	13.22	8.86	1,673	1.58%	1.20%	2.37%	(9.83)%	(10.88)%
2021	146	14.66	9.94	1,904	1.28%	1.20%	2.37%	(4.39)%	(3.26)%
2020	178	10.39	15.15	2,406	1.37%	1.20%	2.42%	3.58%	4.80%
EQ/Core Bond Index Portfolio, Class IB
2024	99	13.82	9.05	1,231	2.40%	1.20%	2.37%	1.37%	0.75%
EQ/Core Plus Bond Portfolio, Class IA
2024	10	13.74	10.64	141	5.00%	1.20%	1.77%	(1.87)%	(2.43)%
2023	11	14.00	10.91	149	2.28%	1.20%	1.77%	3.28%	2.70%
2022	12	13.55	10.62	159	2.08%	1.20%	1.77%	(13.97)%	(14.46)%
2021	16	15.75	12.42	246	1.25%	1.20%	1.77%	(3.41)%	(2.86)%
2020	19	12.86	16.22	297	2.04%	1.20%	2.42%	12.85%	13.49%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Global Equity Managed Volatility Portfolio, Class IA
2024	-	$-	$-	$-	0.00%	1.20%	1.77%	9.90%	9.60%
2023	7	50.04	46.71	358	0.87%	1.20%	1.77%	19.89%	19.21%
2022	8	41.74	39.18	319	0.32%	1.20%	1.77%	(21.89)%	(22.33)%
2021	8	53.43	50.45	412	0.86%	1.20%	1.77%	13.86%	14.51%
2020	9	44.31	46.66	420	0.59%	1.20%	2.42%	12.27%	12.92%
EQ/Global Equity Managed Volatility Portfolio, Class IB
2024	7	55.68	51.68	355	1.19%	1.20%	1.77%	1.25%	0.95%
EQ/Intermediate Government Bond Portfolio, Class IA
2024	19	11.65	9.84	254	1.91%	1.20%	1.77%	1.17%	0.60%
2023	33	11.52	9.78	462	2.36%	1.20%	1.77%	2.64%	2.06%
2022	43	11.22	9.58	581	0.87%	1.20%	1.77%	(8.74)%	(9.26)%
2021	49	12.30	10.56	720	0.68%	1.20%	1.77%	(3.85)%	(3.30)%
2020	56	10.98	17.93	834	0.94%	1.20%	2.42%	2.47%	3.06%
EQ/Janus Enterprise Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	2.37%	4.26%	3.68%
2023	20	30.58	32.21	856	0.03%	1.20%	2.37%	15.63%	14.29%
2022	24	26.45	28.18	884	0.00%	1.20%	2.37%	(17.56)%	(18.52)%
2021	25	32.08	34.59	1,140	0.09%	1.20%	2.37%	14.10%	15.45%
2020	31	27.79	43.10	1,215	0.00%	1.20%	2.42%	16.03%	17.40%
EQ/Janus Enterprise Portfolio, Class IB
2024	15	34.49	35.90	768	0.01%	1.20%	2.37%	8.16%	7.50%
EQ/JPMorgan Growth Allocation Portfolio, Class IB
2024	75	226.75	42.98	6,592	0.00%	1.25%	1.35%	32.11%	31.98%
2023	89	171.64	32.56	6,071	0.00%	1.25%	1.35%	44.51%	44.37%
2022	102	118.77	22.56	4,816	0.00%	1.25%	1.35%	(39.40)%	(39.46)%
2021	112	195.99	37.26	8,928	0.00%	1.25%	1.35%	12.30%	12.41%
2020	130	33.18	174.35	10,522	0.00%	1.25%	1.35%	34.72%	34.86%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Large Cap Growth Managed Volatility Portfolio, Class IB
2024	22	$53.26	$53.26	$1,151	0.34%	1.35%	1.35%	28.36%	28.36%
2023	24	41.50	41.50	1,001	0.41%	1.35%	1.35%	37.13%	37.13%
2022	27	30.26	30.26	812	0.06%	1.35%	1.35%	(31.51)%	(31.51)%
2021	32	44.18	44.18	1,409	0.00%	1.35%	1.35%	22.71%	22.71%
2020	35	36.01	36.01	1,278	0.07%	1.35%	1.35%	30.24%	30.24%
EQ/Large Cap Value Index Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	2.37%	5.89%	5.30%
2023	42	32.50	27.79	1,337	1.57%	1.20%	2.37%	9.41%	8.14%
2022	46	29.70	25.69	1,339	1.39%	1.20%	2.37%	(9.32)%	(10.37)%
2021	48	32.76	28.67	1,547	1.32%	1.20%	2.37%	21.37%	22.80%
2020	47	23.62	26.67	1,242	1.69%	1.20%	2.42%	(0.19)%	0.99%
EQ/Large Cap Value Index Portfolio, Class IB
2024	38	36.46	30.81	1,344	1.37%	1.20%	2.37%	5.94%	5.29%
EQ/Large Cap Value Managed Volatility Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	1.45%	7.21%	7.08%
2023	9	24.18	24.94	337	1.62%	1.20%	1.45%	12.62%	12.34%
2022	10	21.47	22.20	322	1.24%	1.20%	1.45%	(12.64)%	(12.86)%
2021	11	24.58	25.48	371	0.98%	1.20%	1.45%	23.03%	23.34%
2020	11	19.93	114.37	312	1.17%	1.20%	2.42%	4.16%	4.42%
EQ/Large Cap Value Managed Volatility Portfolio, Class IB
2024	4	27.27	28.05	220	1.42%	1.20%	1.45%	5.18%	5.05%
EQ/Loomis Sayles Growth Portfolio, Class IB
2024	116	65.99	59.74	6,158	0.00%	1.20%	2.37%	32.16%	30.62%
2023	136	49.93	45.74	5,493	0.00%	1.20%	2.37%	42.03%	40.39%
2022	147	35.15	32.58	4,184	0.00%	1.20%	2.37%	(28.83)%	(29.66)%
2021	162	49.40	46.32	6,477	0.00%	1.20%	2.37%	13.46%	14.79%
2020	176	31.95	45.31	6,126	0.00%	1.20%	2.42%	27.86%	29.36%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/MFS International Growth Portfolio, Class IB
2024	56	$37.24	$20.05	$1,417	0.69%	1.25%	1.35%	7.42%	7.31%
2023	69	34.67	18.68	1,641	1.22%	1.25%	1.35%	12.97%	12.85%
2022	72	30.69	16.56	1,536	0.79%	1.25%	1.35%	(16.24)%	(16.32)%
2021	76	36.64	19.78	1,936	0.22%	1.25%	1.35%	7.96%	8.06%
2020	92	18.33	33.90	2,104	0.41%	1.25%	1.35%	13.80%	13.91%
EQ/Mid Cap Index Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	2.37%	5.25%	4.67%
2023	17	42.24	34.31	676	0.96%	1.20%	2.37%	14.38%	13.05%
2022	19	36.93	30.35	670	0.90%	1.20%	2.37%	(14.63)%	(15.62)%
2021	21	43.26	35.97	859	0.61%	1.20%	2.37%	20.98%	22.41%
2020	24	29.73	35.34	801	0.85%	1.20%	2.42%	10.21%	11.51%
EQ/Mid Cap Index Portfolio, Class IB
2024	13	47.24	37.92	580	0.78%	1.20%	2.37%	6.25%	5.60%
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	2.37%	2.67%	2.09%
2023	48	33.51	28.33	1,550	1.38%	1.20%	2.37%	11.85%	10.55%
2022	56	29.96	25.63	1,625	0.89%	1.20%	2.37%	(15.58)%	(16.56)%
2021	58	35.49	30.71	1,997	0.58%	1.20%	2.37%	24.42%	25.88%
2020	61	24.69	28.20	1,693	0.99%	1.20%	2.42%	2.51%	3.71%
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB
2024	42	36.97	30.89	1,488	1.36%	1.20%	2.37%	7.46%	6.80%
EQ/Moderate Allocation Portfolio, Class IB
2024	39	15.79	14.41	598	2.71%	1.20%	1.72%	6.62%	6.06%
2023	40	14.81	13.59	572	1.82%	1.20%	1.72%	11.01%	10.44%
2022	52	13.34	12.31	674	1.20%	1.20%	1.72%	(16.47)%	(16.91)%
2021	54	15.97	14.81	836	2.60%	1.20%	1.72%	6.57%	7.12%
2020	57	13.90	14.91	825	2.16%	1.20%	2.42%	9.36%	9.93%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Moderate-Plus Allocation Portfolio, Class IB
2024	26	$18.73	$17.93	$471	2.46%	1.20%	1.45%	9.44%	9.17%
2023	26	17.12	16.42	435	1.34%	1.20%	1.45%	13.95%	13.67%
2022	38	15.02	14.45	558	0.99%	1.20%	1.45%	(18.04)%	(18.25)%
2021	40	18.33	17.67	710	3.45%	1.20%	1.45%	11.05%	11.33%
2020	43	15.91	16.46	689	2.37%	1.20%	2.42%	12.46%	12.74%
EQ/Money Market Portfolio, Class IA
2024	183	10.38	8.28	1,830	4.50%	1.20%	2.37%	3.42%	2.21%
2023	103	10.03	8.10	984	4.33%	1.20%	2.37%	3.21%	2.01%
2022	152	9.72	7.94	1,423	1.07%	1.20%	2.37%	(0.11)%	(1.26)%
2021	119	9.76	8.04	1,111	0.00%	1.20%	2.37%	(2.16)%	(1.01)%
2020	144	8.22	9.83	1,364	0.20%	1.20%	2.42%	(2.14)%	(0.99)%
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB
2024	59	16.58	15.70	963	0.01%	1.20%	2.37%	19.28%	17.89%
2023	72	13.90	13.32	989	0.00%	1.20%	2.37%	32.80%	31.26%
2022	80	10.47	10.15	834	0.01%	1.20%	2.37%	(44.79)%	(45.43)%
2021	88	18.96	18.59	1,655	0.00%	1.20%	2.37%	0.27%	1.45%
2020	109	18.55	18.69	2,027	0.00%	1.20%	2.42%	-	-
EQ/PIMCO Ultra Short Bond Portfolio, Class IB
2024	14	12.87	12.11	171	4.36%	1.20%	1.45%	4.57%	4.31%
2023	15	12.31	11.61	187	4.00%	1.20%	1.45%	4.37%	4.11%
2022	16	11.79	11.15	186	1.27%	1.20%	1.45%	(1.79)%	(2.03)%
2021	19	12.01	11.38	219	0.30%	1.20%	1.45%	(1.89)%	(1.64)%
2020	33	11.60	12.21	390	0.75%	1.20%	2.42%	(0.34)%	(0.09)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Quality Bond PLUS Portfolio, Class IB
2024	13	$22.22	$14.58	$234	2.85%	1.25%	1.35%	0.50%	0.40%
2023	15	22.11	14.52	267	1.93%	1.25%	1.35%	2.93%	2.83%
2022	19	21.48	14.12	322	0.63%	1.25%	1.35%	(11.32)%	(11.41)%
2021	20	24.22	15.94	387	0.69%	1.25%	1.35%	(3.43)%	(3.33)%
2020	25	16.51	25.06	488	1.20%	1.25%	1.35%	4.55%	4.66%
EQ/Small Company Index Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	1.45%	(0.31)%	(0.43)%
2023	5	41.88	40.71	362	1.07%	1.20%	1.45%	15.41%	15.13%
2022	7	36.29	35.36	360	0.85%	1.20%	1.45%	(20.77)%	(20.97)%
2021	7	45.80	44.74	467	0.67%	1.20%	1.45%	13.40%	13.69%
2020	7	39.45	174.58	422	0.87%	1.20%	2.42%	18.01%	18.30%
EQ/Small Company Index Portfolio, Class IB
2024	4	45.98	44.58	327	1.20%	1.20%	1.45%	10.13%	9.98%
EQ/Value Equity Portfolio, Class IB
2024	24	29.27	27.89	687	0.97%	1.20%	1.45%	5.95%	5.68%
2023	25	27.63	26.39	667	1.14%	1.20%	1.45%	18.10%	17.81%
2022	27	23.40	22.40	612	1.00%	1.20%	1.45%	(16.12)%	(16.33)%
2021	27	27.89	26.78	747	0.75%	1.20%	1.45%	23.57%	23.88%
2020	24	18.99	22.52	536	1.62%	1.20%	2.42%	0.41%	1.59%
Fidelity VIP Contrafund Portfolio, Service Class
2024	42	61.75	61.75	2,617	0.09%	1.35%	1.35%	31.83%	31.83%
2023	47	46.84	46.84	2,205	0.36%	1.35%	1.35%	31.56%	31.56%
2022	57	35.60	35.60	2,020	0.34%	1.35%	1.35%	(27.37)%	(27.37)%
2021	67	49.02	49.02	3,262	0.05%	1.35%	1.35%	26.00%	26.00%
2020	79	38.91	38.91	3,056	0.15%	1.35%	1.35%	28.68%	28.68%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Franklin Income VIP Fund, Class 2
2024	32	$30.57	$28.14	$947	5.16%	1.20%	1.72%	5.92%	5.37%
2023	33	28.87	26.71	947	5.13%	1.20%	1.72%	7.33%	6.78%
2022	38	26.89	25.01	1,001	4.81%	1.20%	1.72%	(6.60)%	(7.08)%
2021	41	28.79	26.92	1,160	4.49%	1.20%	1.72%	14.76%	15.36%
2020	49	23.46	24.96	1,198	5.34%	1.20%	2.42%	(1.02)%	(0.51)%
Franklin Rising Dividends VIP Fund, Class 2
2024	13	56.45	41.57	684	1.02%	1.20%	2.37%	9.46%	8.18%
2023	15	51.57	38.43	749	0.89%	1.20%	2.37%	10.74%	9.46%
2022	18	46.57	35.11	802	0.77%	1.20%	2.37%	(11.64)%	(12.66)%
2021	19	52.70	40.20	965	0.82%	1.20%	2.37%	23.82%	25.28%
2020	24	32.46	42.06	981	1.17%	1.20%	2.42%	13.25%	14.59%
Invesco V.I. Diversified Dividend Fund, Series I
2024	16	17.48	17.65	273	1.90%	1.20%	1.45%	11.86%	11.58%
2023	16	15.63	15.82	258	2.04%	1.20%	1.45%	7.75%	7.48%
2022	17	14.50	14.72	251	1.77%	1.20%	1.45%	(2.85)%	(3.09)%
2021	19	14.93	15.19	289	2.29%	1.20%	1.45%	17.18%	17.48%
2020	22	12.71	12.96	287	2.83%	1.20%	2.42%	(1.30)%	(1.05)%
Invesco V.I. Global Core Equity Fund
2024	4	23.45	24.22	88	1.12%	1.20%	1.45%	15.45%	15.16%
2023	4	20.31	21.03	81	0.55%	1.20%	1.45%	20.28%	19.98%
2022	5	16.89	17.53	81	0.33%	1.20%	1.45%	(22.81)%	(23.00)%
2021	5	21.88	22.77	105	0.90%	1.20%	1.45%	14.30%	14.59%
2020	6	19.09	19.92	114	1.20%	1.20%	2.42%	11.60%	11.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Global Fund, Series II
2024	21	$57.34	$43.84	$1,158	0.00%	1.20%	2.37%	14.40%	13.06%
2023	23	50.12	38.78	1,154	0.00%	1.20%	2.37%	32.85%	31.31%
2022	25	37.73	29.53	937	0.00%	1.20%	2.37%	(32.75)%	(33.53)%
2021	27	56.10	44.43	1,486	0.00%	1.20%	2.37%	12.47%	13.80%
2020	40	39.50	52.17	1,978	0.40%	1.20%	2.42%	24.36%	25.82%
Invesco V.I. Health Care Fund, Series I
2024	14	35.39	35.91	512	0.00%	1.20%	1.45%	2.92%	2.66%
2023	14	34.39	34.98	503	0.00%	1.20%	1.45%	1.80%	1.54%
2022	15	33.78	34.45	525	0.00%	1.20%	1.45%	(14.35)%	(14.56)%
2021	16	39.44	40.32	645	0.20%	1.20%	1.45%	10.68%	10.96%
2020	17	35.54	36.43	614	0.29%	1.20%	2.42%	12.81%	13.09%
Invesco V.I. Technology Fund, Series I
2024	9	54.28	55.20	620	0.00%	1.20%	2.37%	32.66%	31.11%
2023	9	40.92	42.10	469	0.00%	1.20%	2.37%	45.20%	43.52%
2022	10	28.18	29.33	328	0.00%	1.20%	2.37%	(40.67)%	(41.36)%
2021	11	47.49	50.02	612	0.00%	1.20%	2.37%	11.73%	13.05%
2020	11	42.01	53.38	553	0.00%	1.20%	2.42%	42.70%	44.37%
Janus Henderson Balanced Fund, Class I
2024	16	41.89	41.89	682	2.05%	1.35%	1.35%	13.87%	13.87%
2023	18	36.78	36.78	676	2.10%	1.35%	1.35%	13.87%	13.87%
2022	20	32.30	32.30	632	1.38%	1.35%	1.35%	(17.52)%	(17.52)%
2021	20	39.17	39.17	787	0.91%	1.35%	1.35%	15.62%	15.62%
2020	21	33.87	33.87	723	1.65%	1.35%	1.35%	12.78%	12.78%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson Enterprise Fund, Class I
2024	45	$33.34	$33.34	$1,492	0.74%	1.35%	1.35%	14.05%	14.05%
2023	54	29.23	29.23	1,588	0.15%	1.35%	1.35%	16.49%	16.49%
2022	66	25.09	25.09	1,643	0.35%	1.35%	1.35%	(17.07)%	(17.07)%
2021	69	30.25	30.25	2,077	0.32%	1.35%	1.35%	15.26%	15.26%
2020	73	26.25	26.25	1,920	0.07%	1.35%	1.35%	17.87%	17.87%
Janus Henderson Forty Fund, Class I
2024	28	58.99	58.99	1,673	0.11%	1.35%	1.35%	26.74%	26.74%
2023	29	46.54	46.54	1,354	0.19%	1.35%	1.35%	38.09%	38.09%
2022	31	33.71	33.71	1,040	0.16%	1.35%	1.35%	(34.44)%	(34.44)%
2021	34	51.41	51.41	1,763	0.00%	1.35%	1.35%	21.25%	21.25%
2020	36	42.40	42.40	1,537	0.26%	1.35%	1.35%	37.53%	37.53%
Janus Henderson Forty Fund, Class S
2024	5	95.34	89.63	463	0.01%	1.20%	1.72%	26.60%	25.94%
2023	7	75.30	71.17	496	0.11%	1.20%	1.72%	37.99%	37.28%
2022	9	54.57	51.84	455	0.05%	1.20%	1.72%	(34.52)%	(34.86)%
2021	9	83.34	79.58	765	0.00%	1.20%	1.72%	21.14%	20.51%
2020	10	68.80	66.04	649	0.16%	1.20%	1.72%	37.38%	36.67%
Janus Henderson Global Research Fund, Class I
2024	42	19.22	19.22	811	0.75%	1.35%	1.35%	21.92%	21.92%
2023	44	15.76	15.76	701	0.91%	1.35%	1.35%	25.08%	25.08%
2022	51	12.60	12.60	642	1.53%	1.35%	1.35%	(20.49)%	(20.49)%
2021	56	15.85	15.85	885	0.52%	1.35%	1.35%	16.51%	16.51%
2020	60	13.60	13.60	820	0.67%	1.35%	1.35%	18.45%	18.45%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson Overseas Fund, Class S
2024	10	$33.17	$34.39	$320	1.21%	1.20%	1.77%	4.31%	3.72%
2023	12	31.79	33.15	377	1.42%	1.20%	1.77%	9.27%	8.65%
2022	15	29.10	30.51	420	1.55%	1.20%	1.77%	(9.92)%	(10.43)%
2021	16	32.30	34.07	506	1.05%	1.20%	1.77%	11.30%	11.94%
2020	17	27.95	30.61	477	1.06%	1.20%	2.42%	13.99%	14.64%
MFS Utilities Series, Initial Class
2024	4	62.02	50.93	229	2.32%	1.20%	2.37%	10.32%	9.03%
2023	4	56.22	46.72	210	3.54%	1.20%	2.37%	(3.27)%	(4.40)%
2022	5	58.12	48.86	285	2.40%	1.20%	2.37%	(0.44)%	(1.60)%
2021	5	58.38	49.66	306	1.68%	1.20%	2.37%	11.42%	12.73%
2020	6	44.57	56.65	301	2.21%	1.20%	2.42%	3.42%	4.64%
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
2024	3	18.72	13.37	46	3.51%	1.20%	1.77%	(1.69)%	(2.25)%
2023	4	19.04	13.67	76	2.22%	1.20%	1.77%	4.01%	3.42%
2022	7	18.31	13.22	115	1.39%	1.20%	1.77%	(12.06)%	(12.56)%
2021	9	20.82	15.12	169	4.55%	1.20%	1.77%	(5.84)%	(5.30)%
2020	12	16.06	21.98	254	2.41%	1.20%	2.42%	8.18%	8.80%
ProFund VP Bear
2024	14	0.67	0.51	9	7.93%	1.20%	1.45%	(14.74)%	(14.96)%
2023	15	0.79	0.60	10	0.31%	1.20%	1.45%	(16.28)%	(16.49)%
2022	15	0.94	0.72	13	0.00%	1.20%	1.45%	15.72%	15.43%
2021	16	0.82	0.62	11	0.00%	1.20%	1.45%	(25.71)%	(25.53)%
2020	16	0.84	1.10	16	0.50%	1.20%	2.42%	(26.69)%	(26.50)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

ProFund VP Rising Rates Opportunity
2024	3	$1.95	$2.07	$7	4.38%	1.20%	1.45%	17.58%	17.28%
2023	3	1.66	1.77	6	0.13%	1.20%	1.45%	0.54%	0.29%
2022	3	1.65	1.76	6	0.00%	1.20%	1.45%	56.59%	56.20%
2021	4	1.05	1.13	4	0.00%	1.20%	1.45%	(1.51)%	(1.26)%
2020	5	1.07	1.22	5	0.64%	1.20%	2.42%	(27.76)%	(27.57)%
ProFund VP UltraBull
2024	7	108.39	88.40	767	0.66%	1.20%	2.37%	40.32%	38.68%
2023	8	77.25	63.75	623	0.00%	1.20%	2.37%	43.51%	41.85%
2022	10	53.83	44.94	547	0.00%	1.20%	2.37%	(39.85)%	(40.55)%
2021	10	89.49	75.59	920	0.00%	1.20%	2.37%	54.44%	56.26%
2020	11	48.95	60.43	622	0.76%	1.20%	2.42%	17.02%	18.40%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.